Net Loss per Share - Potentially dilutive securities (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Net Loss per Share
Potentially dilutive securities	138,072	0	121,520	0
Representative's Warrants
Net Loss per Share
Potentially dilutive securities	121,520		121,520
Restricted Stock Units
Net Loss per Share
Potentially dilutive securities	16,552